Contingent Liabilities and Commitments (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 30, 2023	Dec. 31, 2025	Jan. 01, 2024
Contingent Liabilities and Commitments [Line Items]
Grants received		$ 150
Alternative interest rate			0.71513%
Interest rate		20.00%	4.00%
Non dilutive grant	66.00%
Cash for CDMO business	$ 975
Research and Development of M-001 [Member]
Contingent Liabilities and Commitments [Line Items]
Grants received		$ 4,573
Bank of Israel [Member]
Contingent Liabilities and Commitments [Line Items]
Interest rate			1.00%
Minimum [Member]
Contingent Liabilities and Commitments [Line Items]
Royalties percentage		3.00%
Maximum [Member]
Contingent Liabilities and Commitments [Line Items]
Royalties percentage		5.00%
Israeli Innovation Authority (IIA) [Member]
Contingent Liabilities and Commitments [Line Items]
Grants received		$ 6,243
Royalty amounts payable		5,244
New CDMO Business [Member]
Contingent Liabilities and Commitments [Line Items]
Grants received		$ 1,670